DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Powertech Holdings Company Limited [Member]
Place of incorporation and kind of legal entity		British Virgin Islands
Principal activities		Investment holding
Particulars of registered/ paid up share		5,209,000 ordinary shares at par value of US$0.0001
Effective interest held		100.00%
Sinopower Holdings International Co. Limited [Member]
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Principal activities	Sales and marketing	Sales and marketing
Particulars of registered/ paid up share	1,000 ordinary shares for HK$1,000	1,000 ordinary shares for HK$1,000
Effective interest held	100.00%	100.00%
SinoPower Solar Energy Engineering Co. Limited [Member]
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Principal activities	Solar-related projects	Solar-related projects
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	100.00%	100.00%
SinoPower Holding (Hong Kong) Co. Limited [Member]
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Principal activities	Engineering design, installation and construction of solar power ststem and project development	Engineering design, installation and construction of solar power ststem and project development
Particulars of registered/ paid up share	1,000,000,000 ordinary shares for HK$10,000,001	1,000,000,000 ordinary shares for HK$10,000,001
Effective interest held	100.00%	100.00%
HongKong Hydroponics Company Limited [Member]
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Principal activities	Operation of hydroponics plantation	Operation of hydroponics plantation
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	90.00%	90.00%
SinoPower Solar Energy Co. Limited [Member]
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Principal activities	Dormant	Dormant
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	100.00%	100.00%
SolarPower Investment Company Limited [Member]
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Principal activities	Dormant	Dormant
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	100.00%	100.00%
SinoPower Solar Investment Co. Limited [Member]
Place of incorporation and kind of legal entity	Hong Kong	Hong Kong
Principal activities	Dormant	Dormant
Particulars of registered/ paid up share	10,000 ordinary shares for HK$10,000	10,000 ordinary shares for HK$10,000
Effective interest held	100.00%	100.00%